Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Revenue from External Customers by Products and Services [Table Text Block]
The following table presents net sales by major category for the years ended December 31, 2012, 2011 and 2010. Categories are based upon internal classifications. Amounts for the years ended December 31, 2011 and 2010 have been reclassified for certain changes in individual product classifications to conform to the presentation for the year ended December 31, 2012.

	Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010
	Dollars in Millions	Percentage of Total Net Sales	Dollars in Millions	Percentage of Total Net Sales	Dollars in Millions	Percentage of Total Net Sales
Notebooks/Mobile Devices	$1,470.8	14.5%	$1,333.8	13.9%	$1,142.6	13.0%
NetComm Products	1,350.6	13.3	1,241.4	12.9	1,142.0	13.0
Enterprise and Data Storage (Including Drives)	975.1	9.6	916.9	9.5	844.1	9.6
Other Hardware	4,111.1	40.6	4,039.2	42.1	3,783.5	43.0
Software	1,886.6	18.6	1,781.6	18.6	1,621.8	18.4
Services	285.2	2.8	254.6	2.7	214.9	2.4
Other (1)	48.8	0.6	34.9	0.3	52.3	0.6
Total net sales	$10,128.2	100.0%	$9,602.4	100.0%	$8,801.2	100.0%

(1)	Includes items such as delivery charges to customers and certain commission revenue.

Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following table presents information about the Company’s segments for the three months ended March 31, 2013 and 2012:

(in millions)	Corporate	Public	Other	Headquarters	Total
Three Months Ended March 31, 2013:
Net sales	$1,403.9	$846.8	$161.0	$—	$2,411.7
Income (loss) from operations	94.1	45.6	6.1	(25.7)	120.1
Depreciation and amortization expense	(24.4)	(11.0)	(2.3)	(14.3)	(52.0)

Three Months Ended March 31, 2012:
Net sales	$1,362.8	$817.6	$138.8	$—	$2,319.2
Income (loss) from operations	84.8	42.1	2.5	(25.8)	103.6
Depreciation and amortization expense	(24.3)	(11.0)	(2.3)	(14.9)	(52.5)

The following table presents information about the Company’s segments for the years ended December 31, 2012, 2011 and 2010:

(in millions)	Corporate	Public	Other	Headquarters	Total
2012:
Net sales	$5,512.8	$4,023.0	$592.4	$—	$10,128.2
Income (loss) from operations	349.0	246.7	18.6	(103.7)	510.6
Depreciation and amortization expense	(97.6)	(44.0)	(9.3)	(59.3)	(210.2)

2011:
Net sales	$5,334.4	$3,757.2	$510.8	$—	$9,602.4
Income (loss) from operations	331.6	233.3	17.5	(111.7)	470.7
Depreciation and amortization expense	(97.4)	(43.9)	(8.7)	(54.9)	(204.9)

2010:
Net sales	$4,833.6	$3,560.6	$407.0	$—	$8,801.2
Income (loss) from operations	256.2	193.0	14.3	(110.8)	352.7
Depreciation and amortization expense	(97.4)	(44.2)	(8.9)	(58.9)	(209.4)